Delaware Emerging Markets Fund
Delaware Emerging Markets Fund
What is the Fund’s investment objective?
Delaware Emerging Markets Fund seeks long-term capital appreciation.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware Emerging Markets Fund	Class A	Class C		Class R	Institutional Class	Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware Emerging Markets Fund		Class A	Class C	Class R	Institutional Class	Class R6
Management fees		1.20%	1.20%	1.20%	1.20%	1.20%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none	none
Other expenses		0.33%	0.33%	0.33%	0.33%	0.20%	[1]
Total annual fund operating expenses		1.78%	2.53%	2.03%	1.53%	1.40%
Fee waivers and expense reimbursements	[2]	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.70%	2.45%	1.95%	1.45%	1.32%
[1]	“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[2]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.45% of the Fund’s average daily net assets from March 28, 2017 through March 28, 2018 for all share classes other than Class R6, and 1.32% of the Fund’s Class R6 shares’ average daily net assets from March 28, 2017 through March 28, 2018. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware Emerging Markets Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	738	1,096	1,477	2,543
Class C	348	780	1,338	2,860
Class R	198	629	1,086	2,352
Institutional Class	148	476	827	1,817
Class R6	134	435	758	1,673

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Delaware Emerging Markets Fund | Class C | USD ($)	248	780	1,338	2,860

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Fund invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations, or the countries’ governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central America, South America, and Africa. Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in emerging market issuers (80% policy). The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change. The Fund may invest in companies of any size and may invest more than 25% of its total assets in the securities of issuers located in the same country. The Fund will primarily invest in countries included in the MSCI Emerging Markets Index. Benchmark weightings may result in the Fund investing over 25% in any one country.

Although the Fund invests primarily in companies from countries considered to be emerging, the Fund will also invest in companies that are not in emerging countries: (1) if the Manager believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the Manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the Manager believes there is the potential for significant benefit to the Fund.

The Manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Fund seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Fund invests in securities of companies with sustainable franchises when they are trading at a discount to the Manager’s intrinsic value estimate for that security.

The Fund defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long run. Sustainability analysis involves identification of a company’s source of competitive advantage and the ability of its management to maximize its return potential. The Fund prefers companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Geographic focus risk — The risk that local political and economic conditions could adversely affect the performance of a fund investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Neither the Manager nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

How has Delaware Emerging Markets Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 35.10% for the quarter ended June 30, 2009, and its lowest quarterly return was -26.90% for the quarter ended Sept. 30, 2008. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Because Class R6 shares commenced operations on May 2, 2016, there is no performance for a full calendar year. You may obtain the most recently available month-end performance for the Fund’s Class R6 shares by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Average annual total returns for periods ended December 31, 2016
Average Annual Total Returns - Delaware Emerging Markets Fund	Label	1 Year	5 Years	10 Years	Lifetime
MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)		11.19%	1.28%	1.84%
MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)		11.60%	1.64%	2.17%
Class A		10.82%	2.93%	2.96%
Class A | After Taxes on Distributions		10.71%	2.81%	2.29%
Class A | After Taxes on Distributions and Sales		6.35%	2.39%	2.58%
Class C		15.72%	3.38%	2.80%
Class R	(lifetime: 8/31/09–12/31/16)	17.28%	3.90%		4.13%
Institutional Class		17.89%	4.43%	3.83%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Global Value Fund
Delaware Global Value Fund
What is the Fund’s investment objective?
Delaware Global Value Fund seeks long-term capital appreciation.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware Global Value Fund	Class A	Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware Global Value Fund		Class A	Class C	Class R	Institutional Class
Management fees		0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none
Other expenses		0.78%	0.78%	0.78%	0.78%
Total annual fund operating expenses		1.88%	2.63%	2.13%	1.63%
Fee waivers and expense reimbursements	[1]	(0.33%)	(0.33%)	(0.33%)	(0.33%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.55%	2.30%	1.80%	1.30%
[1]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.30% of the Fund’s average daily net assets from March 28, 2017 through March 28, 2018. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware Global Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	724	1,102	1,504	2,624
Class C	333	786	1,366	2,939
Class R	183	635	1,114	2,436
Institutional Class	132	482	855	1,905

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Delaware Global Value Fund | Class C | USD ($)	233	786	1,366	2,939

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Fund seeks to achieve its objective by investing primarily in U.S. and non-U.S. companies, which may include companies located or operating in developed or emerging countries. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers located throughout the world, including the United States, and the Fund will invest at least 40% of its net assets in non-U.S. securities.

The Fund may invest in companies across all market capitalizations, although the Fund will typically invest in mid- and large-cap equity securities. More than 25% of the Fund’s total assets may be invested in the securities of issuers located in the same country; however, the Fund will limit investments in emerging market securities to 25% of the Fund’s net assets.

In selecting investments for the Fund:

•     The Manager searches for undervalued companies that have potential for improvement that is not yet recognized by others in the marketplace. These opportunities may exist because of temporary company-specific problems, or because the companies are in industries that may be out of favor.

•     The Manager believes that the potential for exceptional returns can be realized by assembling a global portfolio of fundamentally strong companies that have superior business prospects and that are priced below the Manager’s estimate of intrinsic value.

•     Fundamental research and analysis are the driving forces behind each security chosen by the Manager. Security selection is based on relative value comparisons, applying the Manager’s understanding of industry cycles, global competitors, and company-specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

•     The Manager places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The Manager constructs a portfolio on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sectors.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Geographic focus risk — The risk that local political and economic conditions could adversely affect the performance of a fund investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Neither the Manager nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

How has Delaware Global Value Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

On March 30, 2006, the Fund changed its investment strategy to allow it to invest a significant portion of its assets in U.S. equity securities and in securities of issuers of all sizes, eliminating its prior focus on the securities of small-capitalization issuers. Prior to March 30, 2006, the Fund was sub-advised by Mondrian Investment Partners Limited. Since March 30, 2006, the Fund has been managed by the Manager. The historical returns do not reflect these changes. As of the date of this Prospectus, there are no Class R shares outstanding.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 20.69% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -20.99% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2016
Average Annual Total Returns - Delaware Global Value Fund	1 Year	5 Years	10 Years
MSCI World Index (net) (reflects no deduction for fees or expenses) (previous benchmark)	7.51%	10.41%	3.83%
MSCI World Index (gross) (reflects no deduction for fees or expenses) (previous benchmark)	8.15%	11.04%	4.41%
Class A	1.89%	6.84%	1.12%
Class A | After Taxes on Distributions	1.48%	6.67%	0.90%
Class A | After Taxes on Distributions and Sales	1.41%	5.41%	0.95%
Class C	6.29%	7.31%	0.97%
Institutional Class	8.42%	8.38%	1.98%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware International Value Equity Fund
Delaware International Value Equity Fund
What is the Fund’s investment objective?
Delaware International Value Equity Fund seeks long-term growth without undue risk to principal.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware International Value Equity Fund	Class A	Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware International Value Equity Fund		Class A	Class C	Class R	Institutional Class
Management fees		0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none
Other expenses		0.26%	0.26%	0.26%	0.26%
Total annual fund operating expenses		1.36%	2.11%	1.61%	1.11%
Fee waivers and expense reimbursements	[1]	none	none	none	none
Total annual fund operating expenses after fee waivers and expense reimbursements		1.36%	2.11%	1.61%	1.11%
[1]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.20% of the Fund’s average daily net assets from March 28, 2017 through March 28, 2018. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware International Value Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	706	981	1,277	2,116
Class C	314	661	1,134	2,441
Class R	164	508	876	1,911
Institutional Class	113	353	612	1,352

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Delaware International Value Equity Fund | Class C | USD ($)	214	661	1,134	2,441

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Fund invests primarily in equity securities that provide the potential for capital appreciation. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers that are organized, have a majority of their assets, or generate the majority of their operating income outside the United States. The Fund may invest more than 25% of its total assets in the securities of issuers located in the same country. The Fund may invest up to 15% of its total assets in emerging markets securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (80% policy). The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

The portfolio management team searches for undervalued companies that have potential for improvement that has not yet been recognized by others in the marketplace. These opportunities may exist because of temporary company-specific problems or because the companies are in industries that may be out of favor.

The portfolio management team believes that the potential for strong returns can be realized by assembling an international portfolio of fundamentally strong companies that have superior business prospects and that are priced below the team’s estimate of intrinsic value. The portfolio management team focuses on out-of-favor stocks that have the potential to realize their intrinsic value within a three- to five-year horizon.

In selecting investments for the Fund:

•      Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons, applying the team’s understanding of industry cycles, global competitors, and company-specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

•      The portfolio management team places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The team constructs the portfolio on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Geographic focus risk — The risk that local political and economic conditions could adversely affect the performance of a fund investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Neither the Manager nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

How has Delaware International Value Equity Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 22.07% for the quarter ended June 30, 2009, and its lowest quarterly return was -25.22% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2016
Average Annual Total Returns - Delaware International Value Equity Fund	1 Year	5 Years	10 Years
MSCI EAFE Index (net) (reflects no deduction for fees or expenses)	1.00%	6.53%	0.75%
MSCI EAFE Index (gross) (reflects no deduction for fees or expenses)	1.51%	7.02%	1.22%
Class A	(1.28%)	4.91%	(0.22%)
Class A | After Taxes on Distributions	(1.62%)	4.64%	(0.49%)
Class A | After Taxes on Distributions and Sales	(0.20%)	3.93%	0.01%
Class C	2.89%	5.36%	(0.36%)
Class R	4.42%	5.88%	0.15%
Institutional Class	5.06%	6.43%	0.65%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware International Small Cap Fund
Delaware International Small Cap Fund
What is the Fund’s investment objective?
Delaware International Small Cap Fund seeks long-term capital appreciation.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware International Small Cap Fund	Class A	Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware International Small Cap Fund		Class A	Class C	Class R	Institutional Class
Management fees		0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none
Other expenses		0.41%	0.41%	0.41%	0.41%
Total annual fund operating expenses		1.51%	2.26%	1.76%	1.26%
Fee waivers and expense reimbursements	[1]	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.43%	2.18%	1.68%	1.18%
[1]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.18% of the Fund’s average daily net assets from March 28, 2017 through March 28, 2018. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware International Small Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	712	1,017	1,344	2,267
Class C	321	699	1,203	2,589
Class R	171	546	947	2,067
Institutional Class	120	392	684	1,516

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Delaware International Small Cap Fund | Class C | USD ($)	221	699	1,203	2,589

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Fund seeks to achieve its investment objective by investing primarily in common stocks of non-U.S. companies, which may include companies located or operating in developed or emerging markets. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in small-capitalization equity securities (80% policy). The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

The Manager currently invests primarily in smaller market capitalization companies domiciled outside of the United States. The Manager considers companies with a market capitalization of $5 billion or less to be small-cap companies. The Fund may continue to hold the securities of a small-cap company even if the company’s market cap exceeds $5 billion.

The Fund will invest at least 40% of its net assets in non-U.S. securities. While the Fund invests primarily in developed markets (ex-U.S.), the Fund may invest up to 30% of its net assets in emerging markets. The Fund will primarily invest in countries included in the MSCI ACWI ex USA Small Cap Index. Benchmark weightings may result in the Fund investing over 25% in any one country.

Using a bottom-up approach, the Manager will seek to select securities of companies that it believes are undergoing positive fundamental change, which may lead to better-than-expected earnings growth. The Manager believes that the magnitude and duration of growth driven by positive fundamental change is often underestimated and that the shares of companies experiencing such a change typically will continue to experience relative price strength and continue to outperform the broader market. The Manager may sell a security if it no longer believes that the security is likely to contribute to meeting the investment objective of the Fund or if there are other opportunities that appear more attractive.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Liquidity risk — The possibility that securities cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Neither the Manager nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

How has Delaware International Small Cap Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Effective Nov. 30, 2016, the Fund was repositioned as an international small-cap equity fund and changed its broad-based securities market index to the MSCI ACWI (All Country World Index) ex USA Small Cap Index. The returns prior to Nov. 30, 2016 do not reflect these changes and accordingly, the performance shown in the bar chart and average annual total return table prior to that date may not be indicative of future returns.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 21.59% for the quarter ended June 30, 2009, and its lowest quarterly return was -15.41% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 20161
Average Annual Total Returns - Delaware International Small Cap Fund	Label	1 Year	5 Years	Lifetime
MSCI ACWI ex USA Small Cap Index (net) (reflects no deduction for fees, expenses, or taxes) (new benchmark)		3.91%	7.74%	11.64%
MSCI ACWI ex USA Small Cap Index (gross) (reflects no deduction for fees, expenses, or taxes) (new benchmark)		4.29%	8.12%	12.03%
MSCI World Index (net) (reflects no deduction for fees or expenses) (previous benchmark)		7.51%	10.41%	10.68%
MSCI World Index (gross) (reflects no deduction for fees or expenses) (previous benchmark)		8.15%	11.04%	11.31%
Class A	(lifetime: 12/29/08–12/31/16)	(6.69%)	6.51%	12.20%
Class A | After Taxes on Distributions		(23.12%)	2.19%	8.82%
Class A | After Taxes on Distributions and Sales		7.77%	4.84%	9.63%
Class C	(lifetime: 12/29/10–12/31/16)	(2.13%)	6.94%	5.10%
Class R	(lifetime: 12/29/10–12/31/16)	(1.31%)	7.48%	5.62%
Institutional Class	(lifetime: 12/29/08–12/31/16)	(0.78%)	8.04%	13.23%

1 The performance prior to Nov. 30, 2016 was based upon a focus global growth strategy.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Asia Select Fund
Delaware Asia Select Fund
What is the Fund’s investment objective?
Delaware Asia Select Fund seeks long-term capital appreciation. Although the Fund will strive to meet its investment objective, there is no assurance that it will.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware Asia Select Fund	Class A	Class C		Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware Asia Select Fund		Class A	Class C	Institutional Class
Management fees		0.95%	0.95%	0.95%
Distribution and service (12b-1) fees		0.25%	1.00%	none
Other expenses		5.71%	5.71%	5.71%
Total annual fund operating expenses		6.91%	7.66%	6.66%
Fee waivers and expense reimbursements	[1]	(5.36%)	(5.36%)	(5.36%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.55%	2.30%	1.30%
[1]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.30% of the Fund’s average daily net assets from March 28, 2017 through March 28, 2018. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware Asia Select Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	724	2,045	3,317	6,290
Class C	333	1,765	3,216	6,520
Institutional Class	132	1,491	2,805	5,903

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Delaware Asia Select Fund | Class C | USD ($)	233	1,765	3,216	6,520

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Fund seeks to achieve its investment objective by primarily investing in equity securities of companies with exposure to one or more countries in Asia (excluding Japan), which may include developed, emerging, and frontier countries. The portfolio managers will consider companies of any size or market capitalization. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in listed securities of companies that provide exposure to one or more countries in Asia (excluding Japan) (the 80% policy). Securities may be considered to have exposure to any one or more regions of Asia if their securities are listed in any Asian market (excluding Japan) or if they are listed in any other eligible market (such as the United States or the United Kingdom) and derive, or are expected to derive, a significant portion of their revenues from one or more countries in Asia (excluding Japan).

The Fund’s investment manager is Delaware Management Company (Manager). The Manager has selected Macquarie Funds Management Hong Kong Limited (Macquarie Funds Management) to serve as the Fund’s sub-advisor. Macquarie Funds Management is responsible for the day-to-day investment management of the Fund’s assets. Macquarie Funds Management selects investments for the Fund based on its own investment style and strategy. Macquarie Funds Management applies a rigorous bottom-up process and strict portfolio discipline to minimize risk and attempts to exploit key market inefficiencies in Asian markets (excluding Japan). Macquarie Funds Management employs screening techniques followed by in-depth fundamental research to identify companies that: are characterized by high return on equity and strong cash flows; appear undervalued over the long term; are leaders in attractive industries with a competitive advantage; and are able to demonstrate strong management and corporate governance. Macquarie Funds Management seeks long-term capital appreciation by focusing primarily on domestic-demand stocks and tends to underweight mega caps and state-owned enterprises.

Macquarie Funds Management may invest in any industry sector, but will use all reasonable efforts to ensure that the Fund does not invest in: (1) companies whose primary business is the manufacture of tobacco products, or (2) companies involved in the production of anti-personnel mines, nuclear weapons, chemical weapons, or biological weapons where publicly available information clearly demonstrates that such company is actively and knowingly involved in the production of such weapons.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets and frontier countries) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Liquidity risk — The possibility that securities cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

Geographic focus risk — The risk that local political and economic conditions could adversely affect the performance of a fund investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Neither the Manager nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

How has Delaware Asia Select Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Year-by-year total return (Class A)

During the period illustrated in this bar chart, Class A’s highest quarterly return was 5.81% for the quarter ended Sept. 30, 2016, and its lowest quarterly return was -11.22% for the quarter ended Dec. 31, 2016. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2016
Average Annual Total Returns - Delaware Asia Select Fund	Label	1 Year	Lifetime
MSCI All Country Asia ex Japan Index (net) (reflects no deduction for fees, expenses, or taxes)	(12/21/15-12/31/16)	5.44%	5.98%
MSCI All Country Asia ex Japan Index (gross) (reflects no deduction for fees, expenses, or taxes)	(12/21/15-12/31/16)	5.76%	6.35%
Class A	(12/21/15-12/31/16)	(13.69%)	(13.56%)
Class A | After Taxes on Distributions	(12/21/15-12/31/16)	(13.87%)	(13.76%)
Class A | After Taxes on Distributions and Sales	(12/21/15-12/31/16)	(7.64%)	(10.36%)
Class C	(12/21/15-12/31/16)	(9.98%)	(9.08%)
Institutional Class	(12/21/15-12/31/16)	(8.15%)	(8.18%)

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.